ORGANIZATION AND BUSINESS	9 Months Ended
Sep. 30, 2022
ORGANIZATION AND BUSINESS
ORGANIZATION AND BUSINESS

NOTE 1 – ORGANIZATION AND BUSINESS

Quoin Pharmaceuticals Ltd. (“Quoin Ltd.,” or the “Company”), formerly known as Cellect Biotechnology Ltd. (“Cellect”), is the holding company for Quoin Pharmaceuticals, Inc., a Delaware corporation (“Quoin Inc.”). On October 28, 2021, Cellect completed the business combination with Quoin Inc., in accordance with the terms of the Agreement and Plan of Merger and Reorganization, dated as of March 24, 2021 (the “Merger Agreement”), by and among Cellect, Quoin Inc. and CellMSC, Inc., a Delaware corporation and wholly-owned subsidiary of Cellect (“Merger Sub”), pursuant to which Merger Sub merged with and into Quoin Inc., with Quoin Inc. surviving as a wholly-owned subsidiary of Cellect (the “Merger”). Immediately after completion of the Merger, Cellect changed its name to “Quoin Pharmaceuticals Ltd.” Because Quoin Inc. was the accounting acquirer, its historical financial statements became the Company’s historical financial statements and such assets and liabilities continued to be recorded at their historical carrying values. The impact of the recapitalization has been retroactively applied to all periods presented.

Effective August 1, 2022, the ratio of American Depositary Shares (“ADSs”) evidencing ordinary shares changed from 1 ADS representing four hundred (400) ordinary shares to 1 ADS representing five thousand (5,000) ordinary shares, which resulted in a one for 12.5 reverse split of the issued and outstanding ADSs (the “Ratio Change”). All ADSs and related option and warrant information presented in these financial statements and accompanying footnotes has been retroactively adjusted to reflect the reduced number of ADSs resulting from the Ratio Change.

Quoin Inc. was incorporated in Delaware on March 5, 2018. Quoin Inc. is a specialty pharmaceutical company focused on developing and commercializing therapeutic products that treat rare and orphan diseases. The first lead product is QRX003, a once daily, topical lotion comprised of a broad-spectrum serine protease inhibitor, formulated with the proprietary Invisicare® technology, to treat Netherton Syndrome (NS). QRX003, is currently in clinical development in the United States under an open IND application with the U.S. Food and Drug Administration (“FDA”). The ongoing study is a randomized, double blinded assessment of two different doses of QRX003 versus a placebo vehicle in NS patients. The Company commenced opening of clinical sites in July 2022. In addition, the Company intends to pursue the clinical development of QRX003 in additional rare dermatological diseases, including Peeling Skin Syndrome, SAM Syndrome and Palmoplantar Keratoderma. To date, no products have been commercialized and revenue has not been generated.